Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
The BeeHive ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.45%	8.83%	7.86%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%	14.49%	13.07%
S&P 500 Equal Weight Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	10.72%	10.23%